Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	£ 17	£ 17
Head Office, Milton Keynes
Disclosure of detailed information about property, plant and equipment [line items]
Expenditures	£ 0	£ 204